Summary of Significant Accounting Policies - Summary of Significant Accounting Policies (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of changes in accounting estimates [line items]
Cash flows from (used in) operating activities	$ 28,882	$ 1,850
Cash flows from (used in) financing activities	$ (11,326)	27,917
Previously Reported
Disclosure of changes in accounting estimates [line items]
Cash flows from (used in) operating activities		(1,629)
Cash flows from (used in) financing activities		31,396
Revision of Prior Period, Adjustment
Disclosure of changes in accounting estimates [line items]
Cash flows from (used in) operating activities		3,479
Cash flows from (used in) financing activities		$ (3,479)